Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000,000	200,000,000	200,000,000
Series A Convertible Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000	200,000	200,000
Preferred Stock, shares issued	200,000	200,000	200,000
Preferred Stock, shares outstanding	200,000	200,000	200,000
Preferred Stock, liquidation preference, value	$ 203,142,000	$ 203,150,685	$ 203,150,685
Class A Common stock
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	350,000,000	350,000,000	350,000,000
Common Stock, shares issued	88,477,687	88,761,135	88,853,454
Common Stock, shares outstanding	88,477,687	88,761,135	88,853,454
Class T Common stock
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	350,000,000	350,000,000	350,000,000
Common Stock, shares issued	8,144,385	8,113,827	8,085,550
Common Stock, shares outstanding	8,144,385	8,113,827	8,085,550